Liquidity and Capital Resources	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Liquidity and capital resources
2.5.7	Liquidity and capital resources
The Group’s liquidity requirements primarily relate to the funding of research & development, general & administrative expenses and working capital requirements. The Group monitors its risk exposure to a shortage of funds using a monthly liquidity planning tool. Its objective is to maintain a balance between continuity of funding and flexibility through the use of bank deposits and finance leases.
Through June 30, 2023, the Group funded its operations through several private and public investments totaling, since inception, approximately €338 million (approximately €102 million and €236 million respectively). Since inception, the Group also received non-dilutive
funding from recoverable cash advances, or RCAs, granted by Walloon Region for an amount of €37.1 million and €6.4 million from other grants granted by Walloon Region, Federal Belgian Institute for Health Insurance Inami and Federal Government through the R&D tax credit. Those other grants are not subject to future reimbursement (as it is the case for the RCA’s described below).
Recoverable
Cash Advances (RCA’s) recorded as financial liabilities for an amount of €5.2 million at June 30, 2023, correspond to the risk-adjusted present value of expected future repayments of amounts granted by the Walloon Region, to support specific development programs related to
C-Cath
ez
,
CYAD-01,
CYAD-02,
CYAD-101,
CYAD-211,
shARC franchise and preclinical studies on new engagers. As of June 30, 2023, there are three RCA contracts pending totaling €7.8 million, out of which €5.3 million has been effectively paid out to Celyad Oncology by the Walloon Region.
The Group is also exposed to contingent consideration as a result of the license agreement concluded with Celdara Medical, LLC. The risk adjusted present value of expected cash outflows (mainly to Celdara) is recorded as a financial liability (see note 2.5.16.2).
The following table sets forth the Group’s condensed interim consolidated cash flows information for the six-month
periods ended June 30, 2023 and 2022:

	For the Six-month period ended June 30,
(€‘000)	2023	2022

Net cash used in operations	(8 331)	(16 308)
Net cash (used in)/from investing activities	965	1 140
Net cash (used in)/from financing activities	(102)	(445)
Effects of exchange rate changes	(1)	(20)

Change in Cash and cash equivalents	(7 469)	(15 633)

Change in Short-term investments	—	—

Net cash burned over the period 3	(7 469)	(15 633)

The cash outflow resulting from operating activities amounted to €8.3 million for the six-month
period ended June 30, 2023, as compared to €16.3 million for the prior year’s period. The decrease of €8.0 million is primarily driven by the selling of the manufacturing activities in 2022 combined with global decrease on preclinical and clinical activities, insurance costs, headcount, management changes costs and associated impact on the change in working capital. The decrease of these costs is in line with the Group’s decision to adopt and implement over the last few months of the year 2022 the new business strategy to focus on early stage discovery research in areas of expertise where it can leverage the differentiated nature of its platforms.
Cash flow from investing activities represented a net cash inflow of €1.0
million for the
six-month
period ended June 30, 2023, from the sale of certain fixed assets of the Group for a total consideration of €1.3
million to Cellistic partly compensated by the acquisitions of assets for the Group’s new headquarters. It remains stable compared to the net cash inflow of €1.1
million for the
six-month
period ended June 30, 2022, from the proceeds from the sale of the Mesoblast shares received following the signed amendment with Mesoblast in January 2022.

3
‘Net cash burn’ is an alternative performance measure determined by the year-on-year
net variance in the Group’s treasury position as above defined. The purpose of this measure for the Management is to determine the change of the treasury position.

‘Treasury position’ is an alternative performance measure determined by adding Short-term investments and Cash and cash equivalents from the statement of financial position prepared in accordance with IFRS. The purpose of this measure by Management is to identify the level of cash available internally (excluding external sources of financing) within 12 months.

Cash flow from financing activities in the first half of 2023 represented a net cash outflow of €
0.1
 million compared to a cash outflow of €
0.4
 million for prior year’s period. The decrease in the cash outflow of €
0.3
 million is mainly related to the decrease in repayments of leases after termination, in the second semester of the year 2022, of leases associated to CTMU facilities and to the corporate
offices before their relocation in 2023.